BUSINESS ACQUISITION WITH RELATED PARTY (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($) a shares	Jan. 01, 2023 USD ($)	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) a	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) a	Dec. 31, 2021 USD ($) a	Jan. 02, 2023 USD ($)	May 31, 2021 a	May 14, 2021
Business Acquisition [Line Items]
Common stock issued for cash							$ 15,000	$ 65,000
Equity method investment, aggregate cost								2,511,830
Interest Expense			$ 431,369	$ 224,821	$ 1,014,916	$ 329,188	$ 1,532,186	$ 800,822
Land in acres | a			20		20		20	20		1,100
Rancho Costa Verde Development, LLC [Member]
Business Acquisition [Line Items]
Equity investement	75.00%						25.00%		25.00%	25.00%	25.00%
Equity method investment, aggregate cost									$ 2,680,000
Equity method investment, quoted market value							$ 0
Rancho Costa Verde Development, LLC [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 13,374,976
Common stock issued for cash	1,800,000
Number of warrants	$ 2,674,976
Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Business Acquisition [Line Items]
Principal amount		$ 8,900,000
Debt Instrument, Periodic Payment		$ 2,225,000
Debt Instrument, Interest Rate During Period		5.00%
Debt Instrument, Maturity Date		Mar. 31, 2024
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Interest Expense					$ 222,500
Securities Purchase Agreement [Member] | Rancho Costa Verde Development, LLC [Member] | International Real Estate Development LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	75.00%
Consideration transferred	$ 13,400,000
Principal amount	$ 8,900,000
Common stock issued for cash, shares | shares	200,000
Common stock issued for cash	$ 1,800,000
Number of warrants issued | shares	33,000,000
Number of warrants	$ 2,700,000
Debt Instrument, Periodic Payment	$ 2,225,000
Debt Instrument, Interest Rate During Period	5.00%
Debt Instrument, Maturity Date	Mar. 31, 2024
Debt Instrument, Interest Rate, Effective Percentage	12.00%
Debt instrument, percentage	10.00%
Interest Expense					$ 222,500
Land in acres | a	1,100